Cover Page	Feb. 22, 2024
Cover [Abstract]
Document Period End Date	Feb. 22, 2024
Document Type	8-K
Entity Registrant Name	GANNETT CO., INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36097
Entity Tax Identification Number	38-3910250
Entity Address, Address Line One	7950 Jones Branch Drive,
Entity Address, City or Town	McLean,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22107-0910
City Area Code	(703)
Local Phone Number	854-6000
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	GCI
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001579684